Related Party Transactions (Details) - Schedule of related party transactions (Parentheticals)	9 Months Ended
Sep. 30, 2021 USD ($)
Convertible promissory note issued to Keith Hayter [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Maturity date	Aug. 31, 2022
Debt premium	$ 1,359,761
Promissory note issued to Mark Porter [Member]
Related Party Transaction [Line Items]
Interest rate	9.00%
Maturity date	Dec. 15, 2021